Max Berueffy
Senior Associate Counsel
Writer’s Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

July 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:        Protective Life Insurance Company
                                  United Investors Universal Life Variable Account
                                      Advantage Plus
                                      Filing Pursuant to Rule 497(j) for
                                      File No. 333-182485; 811-08209

Commissioners:

On behalf of Protective Life Insurance Company and United Investors Universal Life Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Advantage Plus”, a variable life policy, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in Registration Statement on Form N-6 for United Investors Universal Life Variable Account as filed with the Commission on July 2, 2012  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy